Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000027432 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000027432 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000194519 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000194519 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000027435 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000027435 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%